Deposits (Scheduled Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Scheduled maturities of time deposits
2025	$ 2,730,997
2026	119,228
2027	32,607
2028	16,285
2029	424
Thereafter	2
Total time, certificates of deposit	2,899,543	$ 2,425,177
Time Deposits 250,000 or exceed	1,494,267	$ 1,202,170
Scheduled maturities of time deposits in amounts of $100,000 or more
Due within 3 months or less	982,133
Due after 3 months and within 6 months	698,349
Due after 6 months and within 12 months	465,005
Due after 12 months	121,333
Total	$ 2,266,820